Cover	Feb. 01, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 01, 2024
Entity Registrant Name	Acumen Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40551
Entity Tax Identification Number	36-4108129
Entity Address, Address Line One	427 Park St.
Entity Address, City or Town	Charlottesville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22902
City Area Code	434
Local Phone Number	297-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ABOS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001576885
Amendment Flag	false